Earnings per Share - Earnings per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic Earnings per Share
Net (loss) income available to common shareholders	$ (68,157)	$ (31,937)	$ 4,996
Available to- allocate pro-rata between Class A and B	0	0	0
Diluted Earnings per Share
Net (loss) income available to common shareholders	(68,157)	(31,937)	4,996
Available to - allocate pro rata between Class A and B	$ 0	$ 0	$ 0
Class A Common Stock [Member]
Class of Stock [Line Items]
Basic weighted average number of common shares outstanding	47,554,351	47,541,484	47,541,409
Weighted average number of RSU's without service conditions (note 13)	300,000	243,904	168,904
Dilutive effect of share-based incentive awards			113,423
Common shares and common share equivalents	47,854,351	47,785,388	47,823,736
Basic Earnings per Share
Net (loss) income available to common shareholders	$ (68,157)	$ (31,937)	$ 4,996
Available to - Class A shareholders for arrears	$ 0	$ 0	$ 0
Earnings per share	$ (1.42)	$ (0.67)	$ 0.10
Diluted Earnings per Share
Net (loss) income available to common shareholders	$ (68,157)	$ (31,937)	$ 4,996
Available to - Class A shareholders for arrears	$ 0	$ 0	$ 0
Earnings per share	$ (1.42)	$ (0.67)	$ 0.10
Class B Common Stock [Member]
Class of Stock [Line Items]
Basic weighted average number of common shares outstanding	7,405,956	7,405,956	7,405,956
Common shares and common share equivalents	7,405,956	7,405,956	7,405,956